Subsequent Events (Details 2)	Sep. 18, 2013 acre	Apr. 11, 2014 Crude Oil [Member] Argus Louisiana Light Sweet [Member] May 2014 - April 2015 [Member] Swap [Member] Subsequent Event [Member] bbl	Sep. 19, 2013 Midland County, Texas [Member] acre	May 07, 2014 Midland County, Texas [Member] Viper Energy Partners, LLC [Member] Subsequent Event [Member] acre
Subsequent Event [Line Items]
Volume (Bbls)		365,000
Fixed Swap Price		100
Acres of oil and gas property, mineral interest, gross	15,000		15,000	14,804
Acres of oil and gas property, mineral interest, net	12,500		12,500	12,687
Percent of oil property operating by Diamondback				50.00%